Accounts Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Accounts receivables	$ 36,679,605	$ 25,125,851
Bad debt expense	0	0
Top Five Customers [Member]
Product Information [Line Items]
Accounts receivables	$ 28,781,534	$ 14,487,032
Top Five Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	78.50%	57.70%
Customer L [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	30.40%
Customer J [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	18.40%	15.60%